Deferred Expenses (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Deferred Expenses
	As at	As at
	31/03/16	31/3/15
Deferred expenses comprise:	$	$

Consultancy Fees	87,407	21,595
Legal Fees - Deductible	64,272	8,120
Total deferred expenses	151,679	29,715